Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2020	2019
	(In Thousands)
Production	$4,191,223	$4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total property, plant and equipment	$6,530,395	$6,398,612

Reconciliation Of Asset Retirement Obligation Liability	The following is a roll forward of the ARO legal liability year end balances:

	2020	2019
	(In Thousands)
Balance as of January 1	$204,219	$129,451
Liabilities settled	(18,302)	(9,891)
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	$195,236	$204,219

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2020	2019
	(In Thousands)
Production	$4,191,223	$4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total property, plant and equipment	$6,530,395	$6,398,612

Reconciliation Of Asset Retirement Obligation Liability	The following is a roll forward of the ARO legal liability year end balances:

	2020	2019
	(In Thousands)
Balance as of January 1	$204,219	$129,451
Liabilities settled	(18,302)	(9,891)
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	$195,236	$204,219